Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes to Property, Plant and Equipment

Property, plant and equipment consist of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment and installations	Lease hold improvements	Total
Cost as of January 1, 2024	30,266	6,710	4,223	25,413	66,612
Additions	7,101	763	709	4,306	12,879
Disposals	(5)	—	(8)	—	(13)
Currency translation differences	1,045	110	112	1,698	2,965
Cost as of December 31, 2024	38,407	7,583	5,036	31,417	82,443
Accumulated depreciation as of January 1, 2024	(15,750)	(4,157)	(2,533)	(425)	(22,865)
Additions	(4,172)	(877)	(730)	(2,847)	(8,626)
Disposals	3	—	7	—	10
Currency translation differences	(380)	(60)	(31)	(111)	(582)
Accumulated depreciation as of December 31, 2024	(20,299)	(5,094)	(3,287)	(3,383)	(32,063)
Net book value as of December 31, 2024	18,108	2,489	1,749	28,034	50,380
Cost as of January 1, 2025	38,407	7,583	5,036	31,417	82,443
Additions	3,747	928	471	1,102	6,248
Disposals	(5,367)	(3,046)	(1,774)	(330)	(10,517)
Currency translation differences	(2,426)	(222)	(227)	(3,425)	(6,300)
Cost as of December 31, 2025	34,361	5,243	3,506	28,764	71,874
Accumulated depreciation as of January 1, 2025	(20,299)	(5,094)	(3,287)	(3,383)	(32,063)
Additions	(4,450)	(1,062)	(480)	(3,039)	(9,031)
Disposals	4,812	3,014	1,757	184	9,767
Currency translation differences	920	126	80	438	1,564
Accumulated depreciation as of December 31, 2025	(19,017)	(3,016)	(1,930)	(5,800)	(29,763)
Net book value as of December 31, 2025	15,344	2,227	1,576	22,964	42,111

Summary of Depreciation Expense

Depreciation expenses consist of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Research and development expenses	(6,911)	(6,600)	(2,419)
General and administrative expenses	(2,120)	(2,026)	(868)
Total	(9,031)	(8,626)	(3,287)